Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.9%
	Aerospace & Defense - 2.3%
53,500	Curtiss-Wright Corp.	$7,418,845

	Banks - 7.8%
164,500	Citigroup, Inc.	9,934,155
327,000	Wells Fargo & Co.	15,689,460
		25,623,615
	Biotechnology - 3.7%
55,800	United Therapeutics Corp. (b)	12,057,264

	Commercial Services & Supplies - 1.8%
153,000	Herman Miller, Inc.	5,996,070

	Consumer Finance - 3.9%
267,500	Ally Financial, Inc.	12,735,675

	Diversified Financial Services - 4.3%
433,000	Equitable Holdings, Inc.	14,198,070

	Diversified Telecommunication Services - 2.4%
320,000	AT&T, Inc.	7,872,000

	Food Products - 2.2%
213,500	Conagra Brands, Inc.	7,291,025

	Gas Utilities - 4.7%
240,000	National Fuel Gas Co.	15,345,600

	Health Care Providers & Services - 9.1%
105,000	AmerisourceBergen Corp.	13,953,450
154,000	CVS Health Corp.	15,886,640
		29,840,090
	Hotels, Restaurants & Leisure - 2.2%
191,500	Las Vegas Sands Corp. (b)	7,208,060

	Household Durables - 2.3%
355,500	Newell Brands, Inc.	7,764,120

	Insurance - 10.2%
112,500	Allstate Corp.	13,235,625
250,500	American International Group, Inc.	14,243,430
88,500	Lincoln National Corp.	6,041,010
		33,520,065
	IT Services - 6.8%
324,500	DXC Technology Co. (b)	10,445,655
87,500	International Business Machines Corp.	11,695,250
17,500	Kyndryl Holdings, Inc. (b)	316,750
		22,457,655
	Machinery - 4.2%
720,000	CNH Industrial NV (a)	13,989,600

	Media - 1.1%
150,000	Discovery, Inc. - Class A (b)	3,531,000

	Metals & Mining - 1.9%
38,500	Reliance Steel & Aluminum Co.	6,245,470

	Multi-Line Retail - 4.7%
109,500	Dollar Tree, Inc. (a)	15,386,940

	Oil, Gas & Consumable Fuels - 7.3%
127,500	Chevron Corp.	14,962,125
351,500	Murphy Oil Corp.	9,177,665
		24,139,790
	Pharmaceuticals - 5.9%
132,000	Merck & Co., Inc.	10,116,480
306,500	Organon & Co.	9,332,925
		19,449,405
	Specialty Retail - 5.1%
69,500	Advance Auto Parts, Inc.	16,671,660

	Textiles, Apparel & Luxury Goods - 1.8%
143,000	Tapestry, Inc.	5,805,800

	Tobacco - 1.2%
40,500	Philip Morris International, Inc.	3,847,500

	Total Common Stocks (Cost $222,886,067)	318,395,319

	MONEY MARKET FUND - 2.9%
9,717,283	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.01% (c)	9,717,283
	Total Money Market Fund (Cost $9,717,283)	9,717,283

	Total Investments in Securities (Cost $232,603,350) - 99.8%	328,112,602
	Other Assets in Excess of Liabilities - 0.2%	524,579
	NET ASSETS - 100.0%	$328,637,181

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Partners Fund
Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$11,403,000	$-	$-	$11,403,000
Consumer Discretionary	52,836,580	-	-	52,836,580
Consumer Staples	11,138,525	-	-	11,138,525
Energy	24,139,790	-	-	24,139,790
Financials	86,077,425	-	-	86,077,425
Health Care	61,346,759	-	-	61,346,759
Industrials	27,404,515	-	-	27,404,515
Information Technology	22,457,655	-	-	22,457,655
Materials	6,245,470	-	-	6,245,470
Utilities	15,345,600	-	-	15,345,600
Total Common Stocks	318,395,319	-	-	318,395,319
Money Market Fund	9,717,283	-	-	9,717,283
Total Investments in Securities	$328,112,602	$-	$-	$328,112,602

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.